Summary of Significant Accounting Policies (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Buildings and improvements | Minimum
Investment Properties
Estimated original useful life	10 years	10 years
Buildings and improvements | Maximum
Investment Properties
Estimated original useful life	35 years	35 years
Equipment and fixtures | Minimum
Investment Properties
Estimated original useful life	7 years	7 years
Equipment and fixtures | Maximum
Investment Properties
Estimated original useful life	10 years	10 years